The Variable Annuity Life Insurance Company
Independence Plus
Updating Summary Prospectus
May 1, 2026
This updating summary prospectus provides updated information about Independence Plus group and individual fixed and variable deferred annuity contracts issued by The Variable Annuity Life Insurance Company. The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also obtain this information at no cost by calling us at 1-800-448-2542 or by writing to our Annuity Service Center (VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105).
The contract is a complex investment and involves risks that may cause the value of the Contract Owner’s investment to fluctuate including potential loss of principal. When the Contract is surrendered, the value may be higher or lower than the Purchase Payments. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, tax, and tax penalties, as applicable. Any amounts or obligations that we may pay are subject to our financial strength, claims-paying ability, and our long-term ability to make such payments.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract, and individual retirement accounts (IRAs). Nonqualified Contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. If your Contract is part of your employer’s retirement program, that program will describe which Variable Investment Options are available to you.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Account Value	The total sum of your Fixed Account Option(s) and/or Variable Investment Option(s) that have not yet been applied to your annuity payments.

Contract	The group and individual fixed and variable deferred annuity contracts summarized in this summary prospectus and described in more detail in the prospectus.

Fixed Account Option	An account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Fixed Account Plus	A type of Fixed Account Option under the Contract.

Market Close	The close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, on each day the NYSE is open for business.

Participant	The individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

Platform Charge	A fee we charge in order to make certain underlying Funds available as an investment option under the Contract.

Portfolio Company
The investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A. Also referred to as Mutual Fund or Fund.

Purchase Payment	An amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Short-Term Fixed Account	A type of Fixed Account Option under the Contract.

VALIC (we, us, our)	The Variable Annuity Life Insurance Company.

Variable Investment Option (or Division)	Any variable investment option under the Contract. Each Variable Investment Option invests in the shares of a single Portfolio Company.

Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since the prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Stock Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Mid Cap Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22-23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Small Cap Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the International Socially Responsible Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the International Equities Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.

Key Information

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges. If you withdraw money under the Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment and such surrender charge may be greater if subject to tax or tax penalties. No surrender charge will be applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or longer and you have attained age
59½.
However, no surrender charge for early withdrawal will be applied if your account has been in effect for 15 years or longer, or your account has been in effect for five years or longer and you have attained age 59½. There will be no surrender charge on Purchase Payments received more than 60 months prior to surrender. Also, in any Participant Year, withdrawals of up to 10% of
Account Value may be withdrawn without a surrender charge.
Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

	FEES AND EXPENSES			Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the Investment Options you have elected. Interest on
Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.00%	1.00%
	Portfolio Company fees and expenses[2]	0.21%	0.86%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,233	Highest Annual Cost: $1,904
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
•No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•You may be subject to a surrender charge, taxes, and tax penalties if you make an early withdrawal. Surrender charges could also significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

What Are the Risks Associated with Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Contract.
•Each Variable Investment Option and each Fixed Account Option has its own unique risks.
•You should review the Variable Investment Options and Fixed Account
Options before making an investment decision.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•Yes. There are restrictions that may limit the Variable Investment Options and Fixed Account Options that you may choose as well as limitations on the transfer of the contract value among the Variable Investment Option and Fixed Account Option. Certain Investment Options may not be available under your Contract.
•You may transfer funds between the Investment Options, subject to certain restrictions.
•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•We reserve the right to remove or substitute Portfolio Companies as
Investment Options.
Variable Investment Options and Fixed Account Options Transfers Between Investment Options
TAXES
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchased the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals may be subject to ordinary income tax and may be subject to tax penalties, including if you take a withdrawal before age 59½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
VALIC no longer pays commissions to investment professionals for sales or subsequent Purchase Payments made into the Contracts. In addition, the
Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
Description of the Insurance Company, Registered Separate Account, and Investment Options
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, and fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.

Appendix A — Investment Options Available Under the Contract

If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts.
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts.
The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock Investment Management, LLC	0.23%	None	0.23%	17.55%	14.08%	14.46%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	International Equities Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
Hybrid (Equity and Fixed Income)	Asset Allocation Fund[2,3] Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.65%	None	0.65%	11.50%	8.17%	7.75%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs Asset Management, L.P.	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
* Average Annual Total Returns is since inception of the Portfolio Company.
1 The following adviser/sub-adviser abbreviations are used in this table:
•
BlackRock – BlackRock Investment Management, LLC
•
JPMIM – J.P. Morgan Investment Management Inc.

•
PineBridge – PineBridge Investments LLC
•
VALIC – The Variable Annuity Life Insurance Company
2 A VALIC Company I Fund.
3 This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
4 A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Fixed Account Options
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
* *  *
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information (SAI) for the Contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.
EDGAR Contract Identifier: C000004709
© 2026 Corebridge Financial, Inc.
All Rights Reserved.